Deposits (Details) - Schedule of deposits consist of the following major classifications - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Deposits Consist Of The Following Major Classifications Abstract
Non-interest bearing checking accounts	$ 15,726	$ 13,090
Checking accounts	23,902	21,352
Savings Accounts	62,649	56,576
Money market demand deposits	12,875	10,933
Total demand, transaction and passbook deposits	115,152	101,951
Certificates of deposit	124,705	124,892
Total deposits	$ 239,857	$ 226,843